Subsequent Events	6 Months Ended
Jun. 30, 2026
Subsequent Events [Abstract]
Subsequent Events
26.	Subsequent Events

Subsequent to June 30, 2026, Katie Field resigned as Interim Chief Executive Officer, Executive Director and from all other positions with the Company and its subsidiaries, effective September 3, 2026. Also effective September 3, 2026, the Company’s Board of Directors appointed Christopher Cooper, an existing director of the Company and President of First Towers and Fiber Corp., as Chief Executive Officer. The Company disclosed the management change in a Form 6-K filed with the SEC on September 9, 2026. The management change did not result in any adjustment to the unaudited condensed interim consolidated financial statements.

In addition, subsequent to the six month ended June 30, 2026 and up to August 26, 2026, pursuant to the conversion of January Note (note 14) and its interest, the Company issued a total of 1,030,000 common shares, of which 250,000 common shares had a conversion price of $5.7150, 670,000 common shares had a conversion price of $4.2585, 50,000 common shares had a conversion price of $4.5815 and the remaining 60,000 common shares had a conversion price of $5.4825, for a total aggregate amount of $4,839,970.

Subsequent to June 30, 2026, on September 24, 2026, the Company’s Board of Directors determined that it was no longer going to pursue the cultivation of cannabis or any future cannabis-related businesses, including its planned development of Tetrahydrocannabinol (THC) and cannabidiol (CBD) facilities at the Canadian THC and CBD farming facility located at 1900 Ferne Road, Gabriola Island, British Columbia BC Property (the “BC Property”), and is instead going to focus its business efforts on the growth and management of its First Towers subsidiary, and potentially other business targets. Accordingly, the Company declined to pay the next option payment due under the amended and restated option to purchase agreement with 1107385 B.C. LTD., as further amended on September 24, 2025 (the “BC Option Agreement”), pursuant to which the Company originally acquired an option to purchase the BC Property. As a result, the Company’s right to acquire or use the BC Property under the BC Option Agreement has been terminated. The Company had not cultivated any product from the BC Property.